PRECIOUS METAL PREPAYMENTS OBLIGATION (Narrative) (Details) - Prepayment agreement with Auramet International Inc. [Member] - USD ($) $ in Millions		12 Months Ended
	Jun. 11, 2025	Dec. 31, 2025
Precious Metal Prepayments Obligation [Line Items]
Maximum amount of borrowing facility	$ 15.0
Interest margin over SOFR	3.75%
Prepayments received recognized as revenue		$ 59.7